1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	9 Months Ended	12 Months Ended
	Dec. 31, 2014	Mar. 31, 2014
Organization, Consolidation and Presentation of Financial Statements [Abstract]
ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

The summary of our significant accounting policies presented below is designed to assist the reader in understanding our condensed consolidated financial statements. Such financial statements and related notes are the representations of our management, who are responsible for their integrity and objectivity. These accounting policies conform to GAAP in all material respects, and have been consistently applied in preparing the accompanying condensed consolidated financial statements.

PRINCIPLES OF CONSOLIDATION

The accompanying condensed consolidated financial statements include the accounts of Aethlon Medical, Inc. and its majority-owned and controlled subsidiary, Exosome Sciences, Inc. All significant intercompany balances and transactions have been eliminated in consolidation. The Company classifies the noncontrolling interests in Exosome Sciences, Inc. as part of consolidated net loss in the nine months ended December 31, 2014 and includes the accumulated amount of noncontrolling interests as part of stockholders’ equity. During the fiscal year ended March 31, 2014, Exosome Sciences, Inc. raised capital in the amount of $1,500,000 in exchange for the issuance of 300,000 shares of Exosome Sciences, Inc. common stock to Exosome Sciences, Inc.’s investors, representing 20% of Exosome Sciences, Inc.’s issued and outstanding capital stock. As a result, Aethlon Medical, Inc.’s ownership of Exosome Sciences, Inc. was reduced to 80%. If a further change in Aethlon Medical Inc.’s ownership of Exosome Sciences, Inc. results in loss of control and deconsolidation, any retained ownership interest will be remeasured with the gain or loss reported in our statement of operations.

The losses at Exosome Sciences, Inc. during the nine months ended December 31, 2014 reduced the noncontrolling interests on our consolidated balance sheet by $140,683 from $218,270 at March 31, 2014 to $77,587 at December 31, 2014.

USE OF ESTIMATES

We prepare our condensed consolidated financial statements in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include, among others, realization of long-lived assets, estimating fair value associated with debt and equity transactions and valuation of deferred tax assets. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

Accounting standards define "cash and cash equivalents" as any short-term, highly liquid investment that is both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. For the purpose of financial statement presentation, we consider all highly liquid investment instruments with original maturities of three months or less when purchased, or any investment redeemable without penalty or loss of interest to be cash equivalents. As of December 31, 2014 and March 31, 2014, we had no assets that were classified as cash equivalents.

CONCENTRATIONS OF CREDIT RISKS

Cash is maintained at two financial institutions in checking accounts and related cash management accounts. Accounts at these institutions are secured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. Our December 31, 2014 cash balances were approximately $2,275,000 over such insured amount. We do not believe that the Company is exposed to any significant risk with respect to its cash.

All of our accounts receivable at December 31, 2014 and March 31, 2014 and all of our revenue in the nine month periods ended December 31, 2014 and 2013 were directly from the U.S. Department of Defense or from a subcontract under Battelle Memorial Institute, which is a prime contractor with the U.S. Department of Defense, and as such no allowance for uncollectable accounts receivable was deemed necessary at December 31, 2014 or March 31, 2014.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount of our cash, accounts receivable, accounts payable, and other current liabilities approximate their estimated fair values due to the short-term maturities of those financial instruments. The carrying amount of the notes payable approximates their fair value due to the short maturity of the notes and since the interest rate approximates current market interest rates for similar instruments.

Management has concluded that it is not practical to determine the estimated fair value of amounts due to related parties because the transactions cannot be assumed to have been consummated at arm's length, the terms are not deemed to be market terms, there are no quoted values available for these instruments, and an independent valuation would not be practicable due to the lack of data regarding similar instruments, if any, and the associated potential costs.

See Note 9 with respect to derivative liabilities.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from two to five years. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon the sale or retirement of property and equipment, the accounts are relieved of the cost and the related accumulated depreciation with any gain or loss included in the consolidated statements of operations.

INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the difference between the consolidated financial statements and their respective tax basis. Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts reported for income tax purposes, and (b) tax credit carryforwards. We record a valuation allowance for deferred tax assets when, based on our best estimate of taxable income (if any) in the foreseeable future, it is more likely than not that some portion of the deferred tax assets may not be realized.

IMPAIRMENT OR DISPOSAL OF LONG-LIVED ASSETS

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If the cost basis of a long-lived asset is greater than the projected future undiscounted net cash flows from such asset, an impairment loss is recognized. We believe no impairment charges were necessary during the three and nine month periods ended December 31, 2014 and 2013.

LOSS PER COMMON SHARE

Basic loss per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period of computation. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued, if such additional common shares were dilutive. Since we had net losses for all periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded as their effect would be antidilutive.

As of December 31, 2014 and 2013, a total of 2,205,525 and 2,902,111 potential common shares, consisting of shares underlying outstanding stock options, warrants and convertible notes payable were excluded as their inclusion would be antidilutive.

SEGMENTS

Historically, we operated in one segment that was based on our development of therapeutic devices. However in the December 2013 quarter, we initiated the operations of Exosome Sciences, Inc. to develop diagnostic tests. As a result, we now operate in two segments, Aethlon for therapeutic applications and Exosome Sciences, Inc. for diagnostic applications (See Note 14).

DEFERRED FINANCING COSTS

Costs related to the issuance of debt are capitalized and amortized to interest expense over the life of the related debt using the effective interest method.  We recorded amortization expense related to our deferred offering costs of $68,982 and $863 during the nine month periods ended December 31, 2014 and 2013, respectively.

REVENUE RECOGNITION

DARPA Contract -- With respect to revenue recognition, we entered into a government contract with DARPA and have recognized revenue under such contract. We adopted the Milestone method of revenue recognition for the DARPA contract under Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) 605-28 “Revenue Recognition – Milestone Method” and we believe we meet the requirements under ASC 605-28 for reporting contract revenue under the Milestone Method.

In order to account for this contract, we identify the deliverables included within the contract and evaluate which deliverables represent separate units of accounting based on if certain criteria are met, including whether the delivered element has standalone value to the collaborator. The consideration received is allocated among the separate units of accounting, and the applicable revenue recognition criteria are applied to each of the separate units.

A milestone is an event having all of the following characteristics:

(1) There is substantive uncertainty at the date the arrangement is entered into that the event will be achieved. A vendor’s assessment that it expects to achieve a milestone does not necessarily mean that there is not substantive uncertainty associated with achieving the milestone.

(2) The event can only be achieved based in whole or in part on either: (a) the vendor’s performance; or (b) a specific outcome resulting from the vendor’s performance.

(3) If achieved, the event would result in additional payments being due to the vendor.

A milestone does not include events for which the occurrence is either: (a) contingent solely upon the passage of time; or (b) the result of a counterparty’s performance.

The policy for recognizing deliverable consideration contingent upon achievement of a milestone must be applied consistently to similar deliverables.

The assessment of whether a milestone is substantive is performed at the inception of the arrangement. The consideration earned from the achievement of a milestone must meet all of the following for the milestone to be considered substantive:

(1) The consideration is commensurate with either: (a) the vendor’s performance to achieve the milestone; or (b) the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone;

(2) The consideration relates solely to past performance; and

(3) The consideration is reasonable relative to all of the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

A milestone is not considered substantive if any portion of the associated milestone consideration relates to the remaining deliverables in the unit of accounting (i.e., it does not relate solely to past performance). To recognize the milestone consideration in its entirety as revenue in the period in which the milestone is achieved, the milestone must be substantive in its entirety. Milestone consideration cannot be bifurcated into substantive and non-substantive components. In addition, if a portion of the consideration earned from achieving a milestone may be refunded or adjusted based on future performance, the related milestone is not considered substantive.

See Note 12 for the additional disclosure information required under ASC 605-28.

Battelle Memorial Institute Subcontract -- We entered into a subcontract agreement with Battelle Memorial Institute Memorial Institute (“Battelle Memorial Institute”) in March 2013. Battelle Memorial Institute was chosen by DARPA to be the prime contractor on the systems integration portion of the original DARPA contract and we are one of several subcontractors on that systems integration project. The Battelle Memorial Institute subcontract is cost-reimbursable under a time and materials basis. We began generating revenues under the subcontract during the nine months ended December 31, 2013.

Our revenue under this contract is a function of cost reimbursement plus an overhead mark-up for hours devoted to the project by specific employees (with specific hourly rates for those employees). Battelle Memorial Institute engages us as needed. Each payment requires approval by the program manager at Battelle Memorial Institute.

STOCK-BASED COMPENSATION

Employee stock options and rights to purchase shares under stock participation plans are accounted for under the fair value method. Accordingly, share-based compensation is measured when all granting activities have been completed, generally the grant date, based on the fair value of the award. The exercise price of options is generally equal to the market price of the Company's common stock (defined as the closing price as quoted on the OTCBB on the date of grant). Compensation cost recognized by the Company includes (a) compensation cost for all equity incentive awards granted prior to April 1, 2006, but not yet vested, based on the grant-date fair value estimated in accordance with the original provisions of the then current accounting standards, and (b) compensation cost for all equity incentive awards granted subsequent to April 1, 2006, based on the grant-date fair value estimated in accordance with the provisions of subsequent accounting standards. We use a Binomial Lattice option pricing model for estimating fair value of options granted (see Note 10).

The following table summarizes share-based compensation expenses relating to shares and options granted and the effect on loss per common share during the nine month periods ended December 31, 2014 and 2013:

	Nine Months Ended December 31, 2014	Nine Months Ended December 31, 2013
Vesting of stock options	$338,580	$156,993
Incremental fair value of option modifications	–	1,914
Vesting expense associated with CEO restricted stock grant	–	64,444
Total stock-based compensation expense	$338,580	$223,351

Weighted average number of common shares outstanding – basic and diluted	5,254,459	3,750,111

Basic and diluted loss per common share associated with stock-based compensation expense	$(0.06)	$(0.06)

We account for transactions involving services provided by third parties where we issue equity instruments as part of the total consideration using the fair value of the consideration received (i.e. the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable. In transactions, when the value of the goods and/or services are not readily determinable and (1) the fair value of the equity instruments is more reliably measurable and (2) the counterparty receives equity instruments in full or partial settlement of the transactions, we use the following methodology:

a) For transactions where goods have already been delivered or services rendered, the equity instruments are issued on or about the date the performance is complete (and valued on the date of issuance).

b) For transactions where the instruments are issued on a fully vested, non-forfeitable basis, the equity instruments are valued on or about the date of the contract.

c) For any transactions not meeting the criteria in (a) or (b) above, we re-measure the consideration at each reporting date based on its then current stock value.

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate for all expense amortization after March 31, 2006 is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the nine months ended December 31, 2014 was insignificant.

PATENTS

Patents include both foreign and domestic patents. There were several patents pending at December 31, 2014. We capitalize the cost of patents and patents pending, some of which were acquired, and amortize such costs over the shorter of the remaining legal life or their estimated economic life, upon issuance of the patent. The unamortized costs of patents and patents pending are subject to our review for impairment under our long-lived asset policy above.

STOCK PURCHASE WARRANTS

We grant warrants in connection with the issuance of convertible notes payable and the issuance of common stock for cash. When such warrants are classified as equity and issued in connection with debt, we measure the relative estimated fair value of such warrants and record it as a discount from the face amount of the convertible notes payable. Such discounts are amortized to interest expense over the term of the notes using the effective interest method. Warrants issued in connection with common stock for cash, if classified as equity, are considered issued in connection with equity transactions and the warrant fair value is recorded to additional paid-in-capital. Lastly, warrants not meeting equity classification are recorded as derivative instruments.

DERIVATIVE INSTRUMENTS

We evaluate free-standing derivative instruments (or embedded derivatives) to properly classify such instruments within equity or as liabilities in our financial statements. Our policy is to settle instruments indexed to our common shares on a first-in-first-out basis.

The classification of a derivative instrument is reassessed at each reporting date. If the classification changes as a result of events during a reporting period, the instrument is reclassified as of the date of the event that caused the reclassification. There is no limit on the number of times a contract may be reclassified.

Instruments classified as derivative liabilities are remeasured each reporting period (or upon reclassification) and the change in fair value is recorded on our consolidated statement of operations in other (income) expense.

BENEFICIAL CONVERSION FEATURE OF CONVERTIBLE NOTES PAYABLE

The convertible feature of certain notes payable provides for a rate of conversion that is below market value. Such feature is normally characterized as a "Beneficial Conversion Feature" ("BCF"). We measure the estimated fair value of the BCF in circumstances in which the conversion feature is not required to be separated from the host instrument and accounted for separately, and record that value in the consolidated financial statements as a discount from the face amount of the notes. Such discounts are amortized to interest expense over the term of the notes.

REGISTRATION PAYMENT ARRANGEMENTS

We account for contingent obligations to make future payments or otherwise transfer consideration under a registration payment arrangement separately from any related financing transaction agreements, and any such contingent obligations are recognized only when it is determined that it is probable we will become obligated for future payments and the amount, or range of amounts, of such future payments can be reasonably estimated.

RESEARCH AND DEVELOPMENT EXPENSES

We incurred research and development expenses during the three and nine month periods ended December 31, 2014 and 2013, which are included in various operating expense line items in the accompanying condensed consolidated statements of operations. Our research and development expenses in those periods were as follows:

	December 31,	December 31,
	2014	2013

Three months ended	$214,165	$542,383
Nine months ended	$747,657	$1,178,488

OFF-BALANCE SHEET ARRANGEMENTS

We have not entered into any off-balance sheet arrangements that have or are reasonably likely to have a current or future material effect on our consolidated financial statements.

SIGNIFICANT RECENT ACCOUNTING PRONOUNCEMENTS

Management is evaluating significant recent accounting pronouncements that are not yet effective for the Company, including the new accounting standard on revenue recognition, Accounting Standards Update (“ASU”) 2014-09 (Topic 606), and has not yet concluded whether any such pronouncements will have a significant effect on the Company’s future consolidated financial statements.

1. ORGANIZATION AND SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

ORGANIZATION

Aethlon Medical, Inc. and subsidiary ("Aethlon", the "Company", "we" or "us") is a medical device company focused on creating innovative devices that address unmet medical needs in cancer, infectious disease and other life-threatening conditions. At the core of our developments is the Aethlon ADAPT™ (Adaptive Dialysis-Like Affinity Platform Technology) system, a medical device platform that converges single or multiple affinity drug agents with advanced plasma membrane technology to create therapeutic filtration devices that selectively remove harmful particles from the entire circulatory system without loss of essential blood components. On June 25, 2013, the United States Food and Drug Administration (FDA) approved an Investigational Device Exemption (IDE) that allows us to initiate human feasibility studies of the Aethlon Hemopurifier® in the United States. Under the feasibility study protocol, we will enroll ten end-stage renal disease patients who are infected with the Hepatitis C virus (HCV) to demonstrate the safety of Hemopurifier therapy. Successful completion of this study will allow us the opportunity to initiate pivotal studies that are required for market clearance to treat HCV and other disease conditions in the United States.

Successful outcomes of human trials will also be required by the regulatory agencies of certain foreign countries where we intend to sell this device. Some of our patents may expire before FDA approval or approval in a foreign country, if any, is obtained. However, we believe that certain patent applications and/or other patents issued more recently will help protect the proprietary nature of the Hemopurifier(R) treatment technology.

In October 2013, our subsidiary, Exosome Sciences, Inc. (“ESI”), commenced operations with a focus on advancing exosome-based strategies to diagnose and monitor the progression of cancer, infectious disease and other life-threatening conditions.

Our common stock is quoted on the OTCQB marketplace administered by the OTC Markets Group under the symbol "AEMD."

REVERSE STOCK SPLIT

On April 14, 2015, the Company completed a 1-for-50 reverse stock split. Accordingly, authorized common stock was reduced from 500,000,000 shares to 10,000,000 shares, and each 50 shares of outstanding common stock held by stockholders were combined into one share of common stock. The accompanying consolidated financial statements and accompanying notes have been retroactively revised to reflect such reverse stock split as if it had occurred on April 1, 2012. All shares and per share amounts have been revised accordingly.

UNAUDITED PRO FORMA BALANCE SHEET INFORMATION

During June and July 2014, we entered into agreements with two existing convertible note holders to convert one note into common stock and to extend the second note and to restructure warrants related to the original note issuances removing certain price protection features from such warrants. The transaction resulted in not only the conversion of debt to equity but also the reclassification of such warrants from derivative liabilities to equity. As further explained in Note 16, e have presented an unaudited March 31, 2014 pro forma balance sheet to reflect such transactions as if they had occurred on March 31, 2014.

PRINCIPLES OF CONSOLIDATION

The accompanying consolidated financial statements include the accounts of Aethlon Medical, Inc. and its majority-owned and controlled subsidiary, ESI. All significant intercompany balances and transactions have been eliminated in consolidation. The Company classifies the noncontrolling interests in ESI as part of consolidated net loss in the fiscal year ended March 31, 2014 and includes the accumulated amount of noncontrolling interests as part of stockholders’ equity. For the fiscal year ended March 31, 2013, ESI was a wholly-owned subsidiary. During the fiscal year ended March 31, 2014, Aethlon Medical, Inc. reduced its ownership percentage to 80% by ESI’s issuance of 300,000 shares of ESI common stock in exchange for cash of $1,500,000.

The losses at ESI during the fiscal year ended March 31, 2014 reduced the noncontrolling interests on our consolidated balance sheet by $81,730 from $300,000 to $218,270 at March 31, 2014.

GOING CONCERN

The accompanying consolidated financial statements have been prepared assuming that we will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the ordinary course of business. We have incurred continuing losses from operations and at March 31, 2014 are in default on certain debt agreements, have negative working capital of approximately $14,169,000, and an accumulated deficit of approximately $74,833,000. These factors, among other matters, raise substantial doubt about our ability to continue as a going concern. A significant amount of additional capital will be necessary to advance the development of our products to the point at which they may become commercially viable. We intend to fund operations, working capital and other cash requirements for the fiscal year ending March 31, 2015 through debt and/or equity financing arrangements as well as through revenues and related cash receipts under our government contracts (see Note 11).

We are currently addressing our liquidity issue by seeking additional investment capital through private placements of common stock and debt and by applying for additional grants issued by government agencies in the United States. We believe that our cash on hand and funds expected to be received from additional private investment will be sufficient to meet our liquidity needs for fiscal 2015. However, no assurance can be given that we will receive any funds in addition to the funds we have received to date.

The successful outcome of future activities cannot be determined at this time and there is no assurance that, if achieved, we will have sufficient funds to execute our intended business plan or generate positive operating results.

Subsequent to March 31, 2014, we completed several significant transactions related to our convertible notes (see Note 16).

The consolidated financial statements do not include any adjustments related to this uncertainty and as to the recoverability and classification of asset carrying amounts or the amount and classification of liabilities that might result should the Company be unable to continue as a going concern.

RISKS AND UNCERTAINTIES

We operate in an industry that is subject to intense competition, government regulation and rapid technological change. Our operations are subject to significant risk and uncertainties including financial, operational, technological, regulatory, and including the potential risk of business failure.

USE OF ESTIMATES

We prepare our consolidated financial statements in conformity with GAAP, which requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the consolidated financial statements and reported amounts of revenues and expenses during the reporting periods. Significant estimates made by management include, among others, realization of long-lived assets, valuation of derivative liabilities, estimating fair value associated with debt and equity transactions and valuation of deferred tax assets. Actual results could differ from those estimates.

CASH AND CASH EQUIVALENTS

Accounting standards define "cash and cash equivalents" as any short-term, highly liquid investment that is both readily convertible to known amounts of cash and so near their maturity that they present insignificant risk of changes in value because of changes in interest rates. For the purpose of financial statement presentation, we consider all highly liquid investment instruments with original maturities of three months or less when purchased, or any investment redeemable without penalty or loss of interest to be cash equivalents.  As of March 31, 2014 and 2013, we had no assets that were classified as cash equivalents.

FAIR VALUE OF FINANCIAL INSTRUMENTS

The carrying amount of our cash, accounts receivable, accounts payable, and other current liabilities approximates their estimated fair values due to the short-term maturities of those financial instruments. The carrying amount of the notes payable approximates their fair value due to the short maturity of the notes and since the interest rates approximate current market interest rates for similar instruments. Derivative liabilities recorded in connection with warrants and embedded conversion features of certain convertible notes payable are reported at their estimated fair value, with changes in fair value being reported in results of operations (see Note 10).

Management has concluded that it is not practical to determine the estimated fair value of amounts due to related parties because the transactions cannot be assumed to have been consummated at arm's length, the terms are not deemed to be market terms, there are no quoted values available for these instruments, and an independent valuation would not be practicable due to the lack of data regarding similar instruments, if any, and the associated potential costs.

Other than our derivative liabilities, we do not have any assets or liabilities that are measured at fair value on a recurring basis and, during the years ended March 31, 2014 and 2013, did not have any assets or liabilities that were measured at fair value on a nonrecurring basis except as described in Note 10 under derivative liabilities.

CONCENTRATIONS OF CREDIT RISKS

Cash is maintained at two financial institutions in checking accounts and related cash management accounts. Accounts at these institutions are secured by the Federal Deposit Insurance Corporation ("FDIC") up to $250,000. Our March 31, 2014 cash balances were approximately $1,000,000 over such insured amount. We do not believe that the Company is exposed to any significant risk with respect to its cash.

All of our accounts receivable at March 31, 2014 and 2013 and all of our revenue in the fiscal years ended March 31, 2014 and 2013 were directly from the U.S. Department of Defense or from a subcontract under Battelle, which is a prime contractor with the U.S. Department of Defense.

PROPERTY AND EQUIPMENT

Property and equipment are stated at cost. Depreciation is computed using the straight-line method over the estimated useful lives of the related assets, which range from two to five years. Repairs and maintenance are charged to expense as incurred while improvements are capitalized. Upon the sale or retirement of property and equipment, the accounts are relieved of the cost and the related accumulated depreciation with any gain or loss included in the consolidated statements of operations.

INCOME TAXES

Deferred tax assets and liabilities are recognized for the future tax consequences attributable to the difference between the consolidated financial statements and their respective tax basis. Deferred income taxes reflect the net tax effects of (a) temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts reported for income tax purposes, and (b) tax credit carryforwards. We record a valuation allowance for deferred tax assets when, based on our best estimate of taxable income (if any) in the foreseeable future, it is more likely than not that some portion of the deferred tax assets may not be realized.

LONG-LIVED ASSETS

Long-lived assets are reviewed for impairment whenever events or changes in circumstances indicate that their carrying amounts may not be recoverable. If the cost basis of a long-lived asset is greater than the projected future undiscounted net cash flows from such asset, an impairment loss is recognized. We believe no impairment charges were necessary during the fiscal years ended March 31, 2014 and 2013.

LOSS PER SHARE

Basic loss per share is computed by dividing net income available to common stockholders by the weighted average number of common shares outstanding during the period of computation. Diluted loss per share is computed similar to basic loss per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if potential common shares had been issued, if such additional common shares were dilutive. Since we had net losses for all periods presented, basic and diluted loss per share are the same, and additional potential common shares have been excluded as their effect would be antidilutive.

As of March 31, 2014 and 2013, a total of 2,861,492 and 2,854,024 potential common shares, consisting of shares underlying outstanding stock options, warrants and convertible notes payable were excluded as their inclusion would be antidilutive.

SEGMENTS

Historically, we operated in one segment that was based on our development of therapeutic devices. However in the December 2013 quarter, we initiated the operations of ESI to develop diagnostic tests. As a result, we now operate in two segments, Aethlon for therapeutic applications and ESI for diagnostic applications (See Note 14).

DEFERRED FINANCING COSTS

Costs related to the issuance of debt are capitalized and amortized to interest expense over the life of the related debt using the effective interest method.  We recorded amortization expense related to our deferred offering costs of $863 and $127,200 during the fiscal years ended March 31, 2014 and 2013, respectively.

REVENUE RECOGNITION

DARPA Contract -- With respect to revenue recognition, we entered into a government contract with DARPA and have recognized revenue of $1,466,482 and $1,230,004 under that contract during the fiscal years ended March 31, 2014 and 2013, respectively. We adopted the Milestone method of revenue recognition for the DARPA contract under ASC 605-28 “Revenue Recognition – Milestone Method” and we believe we meet the requirements under ASC 605-28 for reporting contract revenue under the Milestone Method for the fiscal years ended March 31, 2014 and 2013.

In order to account for this contract, we identify the deliverables included within the contract and evaluate which deliverables represent separate units of accounting based on if certain criteria are met, including whether the delivered element has standalone value to the collaborator. The consideration received is allocated among the separate units of accounting, and the applicable revenue recognition criteria are applied to each of the separate units.

A milestone is an event having all of the following characteristics:

(1) There is substantive uncertainty at the date the arrangement is entered into that the event will be achieved. A vendor’s assessment that it expects to achieve a milestone does not necessarily mean that there is not substantive uncertainty associated with achieving the milestone.

(2) The event can only be achieved based in whole or in part on either: (a) the vendor’s performance; or (b) a specific outcome resulting from the vendor’s performance.

(3) If achieved, the event would result in additional payments being due to the vendor.

A milestone is an event having all of the following characteristics:

(1) There is substantive uncertainty at the date the arrangement is entered into that the event will be achieved. A vendor’s assessment that it expects to achieve a milestone does not necessarily mean that there is not substantive uncertainty associated with achieving the milestone.

(2) The event can only be achieved based in whole or in part on either: (a) the vendor’s performance; or (b) a specific outcome resulting from the vendor’s performance.

(3) If achieved, the event would result in additional payments being due to the vendor.

A milestone does not include events for which the occurrence is either: (a) contingent solely upon the passage of time; or (b) the result of a counterparty’s performance.

The policy for recognizing deliverable consideration contingent upon achievement of a milestone must be applied consistently to similar deliverables.

The assessment of whether a milestone is substantive is performed at the inception of the arrangement. The consideration earned from the achievement of a milestone must meet all of the following for the milestone to be considered substantive:

(1) The consideration is commensurate with either: (a) the vendor’s performance to achieve the milestone; or (b) the enhancement of the value of the delivered item or items as a result of a specific outcome resulting from the vendor’s performance to achieve the milestone;

(2) The consideration relates solely to past performance; and

(3) The consideration is reasonable relative to all of the deliverables and payment terms (including other potential milestone consideration) within the arrangement.

A milestone is not considered substantive if any portion of the associated milestone consideration relates to the remaining deliverables in the unit of accounting (i.e., it does not relate solely to past performance). To recognize the milestone consideration in its entirety as revenue in the period in which the milestone is achieved, the milestone must be substantive in its entirety. Milestone consideration cannot be bifurcated into substantive and nonsubstantive components. In addition, if a portion of the consideration earned from achieving a milestone may be refunded or adjusted based on future performance, the related milestone is not considered substantive.

See Note 11 for the additional disclosure information required under ASC 605-28.

Battelle Subcontract -- We entered into a subcontract agreement with Battelle Memorial Institute (“Battelle”) in March 2013. Battelle was chosen by DARPA to be the prime contractor on the systems integration portion of the original DARPA contract and we are one of several subcontractors on that systems integration project. The Battelle subcontract is cost-reimbursable under a time and materials basis. We began generating revenues under the subcontract during the three months ended September 30, 2013 and for the fiscal year 2014 recorded revenue of $157,287.

Our revenue under this contract is a function of cost reimbursement plus an overhead mark-up for hours devoted to the project by specific employees (with specific hourly rates for those employees). Battelle engages us as needed. Each payment requires approval by the program manager at Battelle.

STOCK-BASED COMPENSATION

Employee stock options and rights to purchase shares under stock participation plans are accounted for under the fair value method. Accordingly, share-based compensation is measured when all granting activities have been completed, generally the grant date, based on the fair value of the award. The exercise price of options is generally equal to the market price of the Company's common stock (defined as the closing price as quoted on the OTCBB on the date of grant). Compensation cost recognized by the Company includes (a) compensation cost for all equity incentive awards granted prior to April 1, 2006, but not yet vested, based on the grant-date fair value estimated in accordance with the original provisions of the then current accounting standards, and (b) compensation cost for all equity incentive awards granted subsequent to April 1, 2006, based on the grant-date fair value estimated in accordance with the provisions of subsequent accounting standards. We use a Binomial Lattice option pricing model for estimating fair value of options granted (see Note 6).

The following table summarizes share-based compensation expenses relating to shares and options granted and the effect on loss per common share during the years ended March 31, 2014 and 2013:

	March 31, 2014	March 31, 2013
Vesting of Stock Options	$541,588	$355,578
Incremental fair value of option Modifications	1,914	23,028
Vesting Expense Associated with CEO Restricted Stock Grant	64,444	386,667
Total Stock-Based Compensation Expense	$607,946	$765,273

Basic and diluted loss per common share	$(0.16)	$(0.26)

We account for transactions involving services provided by third parties where we issue equity instruments as part of the total consideration using the fair value of the consideration received (i.e. the value of the goods or services) or the fair value of the equity instruments issued, whichever is more reliably measurable. In transactions, when the value of the goods and/or services are not readily determinable and (1) the fair value of the equity instruments is more reliably measurable and (2) the counterparty receives equity instruments in full or partial settlement of the transactions, we use the following methodology:

a) For transactions where goods have already been delivered or services rendered, the equity instruments are issued on or about the date the performance is complete (and valued on the date of issuance).

b) For transactions where the instruments are issued on a fully vested, non-forfeitable basis, the equity instruments are valued on or about the date of the contract.

c) For any transactions not meeting the criteria in (a) or (b) above, we re-measure the consideration at each reporting date based on its then current stock value.

We review share-based compensation on a quarterly basis for changes to the estimate of expected award forfeitures based on actual forfeiture experience. The effect of adjusting the forfeiture rate for all expense amortization after March 31, 2006 is recognized in the period the forfeiture estimate is changed. The effect of forfeiture adjustments for the fiscal year ended March 31, 2014 was insignificant.

PATENTS

Patents include both foreign and domestic patents. There were several patents pending at March 31, 2014. We capitalize the cost of patents and patents pending, some of which were acquired, and amortize such costs over the shorter of the remaining legal life or their estimated economic life, upon issuance of the patent. The unamortized costs of patents and patents pending are subject to our review for impairment under our long-lived asset policy above.

STOCK PURCHASE WARRANTS

We grant warrants in connection with the issuance of convertible notes payable and the issuance of common stock for cash. When such warrants are classified as equity and issued in connection with debt, we measure the relative estimated fair value of such warrants and record it as a discount from the face amount of the convertible notes payable. Such discounts are amortized to interest expense over the term of the notes using the effective interest method. Warrants issued in connection with common stock for cash, if classified as equity, are considered issued in connection with equity transactions and the warrant fair value is recorded to additional paid-in-capital. Lastly, warrants not meeting equity classification are recorded as derivative instruments.

DERIVATIVE INSTRUMENTS

We evaluate free-standing derivative instruments (or embedded derivatives) to properly classify such instruments within equity or as liabilities in our financial statements. Our policy is to settle instruments indexed to our common shares on a first-in-first-out basis.

The classification of a derivative instrument is reassessed at each reporting date. If the classification changes as a result of events during a reporting period, the instrument is reclassified as of the date of the event that caused the reclassification. There is no limit on the number of times a contract may be reclassified.

Instruments classified as derivative liabilities are remeasured each reporting period (or upon reclassification) and the change in fair value is recorded on our consolidated statement of operations in other (income) expense.

BENEFICIAL CONVERSION FEATURE OF CONVERTIBLE NOTES PAYABLE

The convertible feature of certain notes payable provides for a rate of conversion that is below market value. Such feature is normally characterized as a "Beneficial Conversion Feature" ("BCF"). We measure the estimated fair value of the BCF in circumstances in which the conversion feature is not required to be separated from the host instrument and accounted for separately, and record that value in the consolidated financial statements as a discount from the face amount of the notes. Such discounts are amortized to interest expense over the term of the notes.

REGISTRATION PAYMENT ARRANGEMENTS

We account for contingent obligations to make future payments or otherwise transfer consideration under a registration payment arrangement separately from any related financing transaction agreements, and any such contingent obligations are recognized only when it is determined that it is probable that the Company will become obligated for future payments and the amount, or range of amounts, of such future payments can be reasonably estimated.

RESEARCH AND DEVELOPMENT EXPENSES

Our research and development costs are expensed as incurred. We incurred approximately $1,509,000 and $1,440,000 of research and development expenses for the years ended March 31, 2014 and 2013, respectively, which are included in various operating expenses in the accompanying consolidated statements of operations.

OFF-BALANCE SHEET ARRANGEMENTS

We have not entered into any off-balance sheet arrangements that have or are reasonably likely to have a current or future material effect on our consolidated financial statements.

SIGNIFICANT RECENT ACCOUNTING PRONOUNCEMENTS

Management is evaluating significant recent accounting pronouncements that are not yet effective for the Company, including the new accounting standard on revenue recognition, ASU 2014-09 (Topic 606), and has not yet concluded whether any such pronouncements will have a significant effect on the Company’s future consolidated financial statements.